Document and Entity Information Document	9 Months Ended
Sep. 30, 2017
Entity Information [Line Items]
Entity Registrant Name	Tennant Company
Entity Central Index Key	0000097134
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2017
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2017